CONTINGENT SHARES PAYABLE AND EARNOUT LIABILITIES - Contingent Earnout and Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 28, 2022	Dec. 31, 2021	Jun. 29, 2021
Other Commitments [Line Items]
Change in fair value recorded as a component of contingent liabilities		$ 1,200
Contingent Shares Payable and Earnout Liabilities	$ 20,265	34,589	$ 14,657
Shares payable to equity	3,834	4,446
RSUs contingent on revenue earnout provisions
Other Commitments [Line Items]
Number of shares contingently issuable (in shares)				1,300,000
Change in contingent consideration liability		1,900
Plus Products
Other Commitments [Line Items]
Percentage of equity interests acquired				100.00%
Contingent Earnout Camarillo Transaction
Other Commitments [Line Items]
Contingent Shares Payable and Earnout Liabilities	0	18,100
Change in contingent consideration liability	$ (18,100)	14,000
Contingent Earnout Camarillo Transaction | Camarillo Transaction
Other Commitments [Line Items]
Potential earnout fee					$ 75,000
Contingent Shares Camarillo Transaction
Other Commitments [Line Items]
Common stock, shares, shares issued (in shares)	6,500,000
Number of shares contingently issuable (in shares)	3,500,000
Contingent Shares Payable and Earnout Liabilities	$ 20,300	16,500
Change in contingent consideration liability	$ 3,700	9,700
Preferred Series C Shares | Plus Acquisition | GH Group Inc.
Other Commitments [Line Items]
Shares payable to equity		$ 4,400
Mercer Park
Other Commitments [Line Items]
Common stock, shares, shares issued (in shares)					616,156	1,008,975
Number of shares contingently issuable (in shares)			6,306,095
Period after close of business combination			2 years
Asset acquisition, contingent consideration earn-out payment, shares issued and issuable		0
Mercer Park | Mercer Park Business Combination
Other Commitments [Line Items]
Percentage of equity interests acquired						100.00%
Mercer Park | Minimum
Other Commitments [Line Items]
Shares issuable volume-weighted average price trigger (in dollars per share)			$ 13.00
Mercer Park | Maximum
Other Commitments [Line Items]
Shares issuable volume-weighted average price trigger (in dollars per share)			$ 15.00
Mercer Park | Restricted Shares
Other Commitments [Line Items]
Number of shares contingently issuable (in shares)					392,819